LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.05%
INVESTMENT COMPANIES–97.05%
Equity Funds–44.30%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	2,506,335	$ 113,273,828
LVIP SSGA Large Cap 100 Fund	30,609,160	437,955,859
LVIP SSGA Mid-Cap Index Fund	19,836,006	285,916,190
LVIP SSGA Nasdaq-100 Index Fund	4,761,432	50,999,697
LVIP SSGA S&P 500 Index Fund	53,621,192	1,538,552,862
LVIP SSGA Small-Cap Index Fund	9,661,853	353,797,754
LVIP T. Rowe Price Growth Stock Fund	5,078,023	309,926,972
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,969,875	94,198,485
		3,184,621,647
Fixed Income Funds–26.17%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	16,988,036	175,010,749
LVIP Delaware Bond Fund	51,766,706	663,649,171
LVIP Delaware Diversified Floating Rate Fund	1,768,943	17,394,018
LVIP JPMorgan High Yield Fund	17,969,022	186,572,349
LVIP PIMCO Low Duration Bond Fund	2,444,283	23,318,462
LVIP SSGA Bond Index Fund	12,566,781	136,487,811
LVIP SSGA Short-Term Bond Index Fund	1,866,701	18,625,936
LVIP Western Asset Core Bond Fund	70,086,422	659,863,662
		1,880,922,158
Global Equity Fund–1.49%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	11,190,507	107,104,344
		107,104,344
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.94%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	6,585,857	$ 67,761,886
		67,761,886
International Equity Funds–24.15%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	9,334,576	140,111,984
LVIP MFS International Growth Fund	18,294,597	379,777,545
LVIP Mondrian International Value Fund	13,647,914	219,321,969
LVIP SSGA Developed International 150 Fund	24,100,105	197,934,158
LVIP SSGA Emerging Markets 100 Fund	5,820,536	50,539,716
LVIP SSGA Emerging Markets Equity Index Fund	16,444,023	188,810,275
LVIP SSGA International Index Fund	53,537,677	559,201,040
		1,735,696,687
Total Affiliated Investments (Cost $5,039,606,285)		6,976,106,722

UNAFFILIATED INVESTMENT–2.83%
INVESTMENT COMPANY–2.83%
Money Market Fund–2.83%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	203,351,369	203,351,369
Total Unaffiliated Investment (Cost $203,351,369)		203,351,369

TOTAL INVESTMENTS–99.88% (Cost $5,242,957,654)	7,179,458,091
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	8,583,419
NET ASSETS APPLICABLE TO 501,359,301 SHARES OUTSTANDING–100.00%	$7,188,041,510

✧✧ Standard Class shares.
LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
52	Australian Dollar	$3,898,180	$3,899,513	6/13/22	$—	$(1,334)
117	British Pound	9,602,044	9,602,508	6/13/22	—	(464)
173	Euro	24,001,588	24,049,491	6/13/22	—	(47,903)
116	Japanese Yen	11,944,375	11,884,157	6/13/22	60,218	—
8	Swedish Krona	1,707,840	1,715,866	6/13/22	—	(8,026)
					60,218	(57,727)
Equity Contracts:
199	E-mini MSCI Emerging Markets Index	11,198,725	11,267,083	6/17/22	—	(68,358)
128	E-mini Russell 2000 Index	13,224,960	13,414,264	6/17/22	—	(189,304)
438	E-mini S&P 500 Index	99,223,425	100,323,218	6/17/22	—	(1,099,793)
95	E-mini S&P MidCap 400 Index	25,547,400	25,917,227	6/17/22	—	(369,827)
580	Euro STOXX 50 Index	24,529,318	24,833,375	6/17/22	—	(304,057)
99	FTSE 100 Index	9,735,641	9,746,810	6/17/22	—	(11,169)
82	OMXS 30 Index	1,818,366	1,850,329	4/13/22	—	(31,963)
26	SPI 200 Index	3,637,749	3,616,199	6/16/22	21,550	—
66	TOPIX Index	10,552,735	10,693,813	6/9/22	—	(141,073)
					21,550	(2,215,544)
Total Futures Contracts					$81,768	$(2,273,271)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Growth Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs, which, in turn, invest in equity and fixed income securities and money market instruments (collectively, the “Underlying Funds”).The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.
 Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$6,976,106,722	$—	$—	$6,976,106,722
Unaffiliated Investment Company	203,351,369	—	—	203,351,369
Total Investments	$7,179,458,091	$—	$—	$7,179,458,091
Derivatives:
Assets:
Futures Contracts	$81,768	$—	$—	$81,768
Liabilities:
Futures Contracts	$(2,273,271)	$—	$—	$(2,273,271)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Growth Allocation Managed Risk Fund–3

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Number of Shares 03/31/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.05%@
Equity Funds-44.30%@
✧✧LVIP Delaware Mid Cap Value Fund	$129,152,562	$—	$13,504,476	$1,835,104	$(4,209,362)	$113,273,828	2,506,335	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	474,701,562	4,167,093	29,660,104	7,535	(11,260,227)	437,955,859	30,609,160	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	312,013,865	6,378,330	16,702,550	240,974	(16,014,429)	285,916,190	19,836,006	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	55,258,223	3,418,333	2,711,739	(50,444)	(4,914,676)	50,999,697	4,761,432	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,709,441,358	5,024,244	94,813,533	47,361,440	(128,460,647)	1,538,552,862	53,621,192	—	—
✧✧LVIP SSGA Small-Cap Index Fund	389,936,194	13,771,771	19,886,169	(1,661,492)	(28,362,550)	353,797,754	9,661,853	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	299,479,095	75,575,669	16,671,058	154,164	(48,610,898)	309,926,972	5,078,023	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	99,276,788	12,664,471	5,152,304	(1,060,008)	(11,530,462)	94,198,485	2,969,875	—	—
Fixed Income Funds-26.17%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	196,668,558	—	21,089,958	(1,437,608)	869,757	175,010,749	16,988,036	—	—
✧✧LVIP Delaware Bond Fund	768,559,234	—	57,300,039	(5,952,581)	(41,657,443)	663,649,171	51,766,706	—	—
✧✧‡LVIP Delaware Diversified Floating Rate Fund	—	18,239,528	778,094	(3,734)	(63,682)	17,394,018	1,768,943	—	—
✧✧LVIP JPMorgan High Yield Fund	213,915,241	—	19,134,368	(679,265)	(7,529,259)	186,572,349	17,969,022	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	26,762,591	—	2,634,758	(78,402)	(730,969)	23,318,462	2,444,283	—	—
✧✧LVIP SSGA Bond Index Fund	158,345,542	—	12,748,412	(327,542)	(8,781,777)	136,487,811	12,566,781	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	21,261,877	—	2,140,732	(46,860)	(448,349)	18,625,936	1,866,701	—	—
✧✧LVIP Western Asset Core Bond Fund	770,682,584	—	53,215,186	(5,684,079)	(51,919,657)	659,863,662	70,086,422	—	—
Global Equity Fund-1.49%@
✧✧LVIP BlackRock Global Real Estate Fund	120,856,343	247,404	8,286,992	(260,550)	(5,451,861)	107,104,344	11,190,507	—	—
Global Fixed Income Fund-0.94%@
✧✧LVIP Global Income Fund	79,077,378	—	7,050,676	(936,798)	(3,328,018)	67,761,886	6,585,857	—	—
International Equity Funds-24.15%@
✧✧LVIP Loomis Sayles Global Growth Fund	149,117,400	12,806,287	7,747,826	349,430	(14,413,307)	140,111,984	9,334,576	—	—
✧✧LVIP MFS International Growth Fund	404,882,538	29,474,100	20,650,620	(2,124,895)	(31,803,578)	379,777,545	18,294,597	—	—
✧✧LVIP Mondrian International Value Fund	235,100,422	14,588,336	25,319,381	(151,125)	(4,896,283)	219,321,969	13,647,914	—	—
✧✧LVIP SSGA Developed International 150 Fund	225,862,430	3,367,047	31,259,969	1,224,722	(1,260,072)	197,934,158	24,100,105	—	—
LVIP Global Growth Allocation Managed Risk Fund–4

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/22	Number of Shares 03/31/22	Dividends	Capital Gain Distributions
✧✧LVIP SSGA Emerging Markets 100 Fund	$77,804,533	$422,592	$28,605,674	$2,498,551	$(1,580,286)	$50,539,716	5,820,536	$—	$—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	278,527,493	—	71,325,717	(3,546,513)	(14,844,988)	188,810,275	16,444,023	—	—
✧✧LVIP SSGA International Index Fund	626,020,541	7,539,786	31,314,091	(299,166)	(42,746,030)	559,201,040	53,537,677	—	—
Total	$7,822,704,352	$207,684,991	$599,704,426	$29,370,858	$(483,949,053)	$6,976,106,722		$—	$—

@ As a percentage of Net Assets as of March 31, 2022.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2021.
LVIP Global Growth Allocation Managed Risk Fund–5